RELATED PARTY TRANSACTIONS (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2023 ft²
Related Party Transaction [Line Items]
General operating expenses			$ 48,060	$ 77,649
Operating lease term							5 years
Area of land | ft²							1,625
Payments for rent			$ 4,062
Annual rate adjustment	3.00%		3.00%
Mr. Shah [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Commissions earned	$ 35,750	$ 226,800	$ 533,750	$ 495,625
Mr. Shah [Member] | Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue percentage	50.00%		50.00%
Commission percentage	55.00%		55.00%
Mr. Shah [Member] | Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue percentage	75.00%		75.00%
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 482,550		$ 482,550		$ 482,550
Related Party [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due from related parties	65,800		65,800		65,800
Mag Mile Capital LLC [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	416,750		416,750		416,750	$ 0
Payments for personal expenses					89,706	$ 1,184
Loan payable	40,000		40,000		40,000
Revir Capital L L C [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Payments for personal expenses					4,012
Reddington Partners L L C [Member]
Related Party Transaction [Line Items]
General operating expenses			23,256
Reddington Partners L L C [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advance to related party	$ 85,709		$ 85,709		$ 62,453